Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 426,052	$ 2,412,564	$ 0
Prepaid expenses	55,639	6,179	0
Short-term prepaid insurance	367,543	430,995	0
Total current assets	849,234	2,849,738	0
Deferred offering costs		0	65,353
Long term prepaid insurance	0	152,045	0
Marketable securities and cash held in Trust account	302,301,272	296,122,647	0
Total Assets	303,150,506	299,124,430	65,353
Current liabilities:
Accrued expenses	544,567	75,000	18,958
Accrued offering costs		0	2,853
Total current liabilities	544,567	75,000	59,311
Deferred underwriting fee payable	10,062,500	10,062,500	0
Total Liabilities	10,607,067	10,137,500	59,311
Commitments and Contingencies (Note 6)
Shareholders' (Deficit) Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding as of June 30, 2025 and December 31, 2024	0	0	0
Additional paid-in capital	0	0	24,281
Accumulated deficit	(8,758,625)	(7,136,509)	(18,958)
Total Shareholders' (Deficit) Equity	(8,757,833)	(7,135,717)	6,042
Total Liabilities, Class A Ordinary Shares Subject to Redemption and Shareholders' Deficit	303,150,506	299,124,430	65,353
Common Class A [Member]
Current liabilities:
Class A ordinary shares subject to possible redemption, 28,750,000 shares at redemption value of approximately $10.48 and $10.30 per share as of June 30, 2025 and December 31, 2024, respectively	301,301,272	296,122,647	0
Shareholders' (Deficit) Equity
Common Stock	73	73	0
Common Class B [Member]
Shareholders' (Deficit) Equity
Common Stock	$ 719	719	719
Related Party [Member]
Current liabilities:
Promissory note – related party		$ 0	$ 37,500